Contributed equity	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Contributed equity
Note 17. Contributed equity

		Consolidated
	December	June 2022	December	June 2022
	2022	Restated *	2022	Restated *
	Shares	Shares	$	$
Ordinary shares - fully paid	163,408,976	138,755,376	90,343,718	84,480,249

19

Kazia Therapeutics Limited Notes to the financial statements 31 December 2022 Note 17. Contributed equity (continued)

Movements in spare share capital

Details	Date	Shares	Issue price	$
Balance	1 July 2022	138,755,376		84,480,249
ATM issue of shares No. 8	7 July 2022	573,370	$0.7102	407,201
ATM issue of shares No. 9	8 August 2022	8,561,490	$0.3316	2,839,346
ATM issue of shares No. 10	9 August 2022	10,000	$0.2723	2,723
ATM issue of shares No. 11	10 August 2022	158,020	$0.2465	38,949
ATM issue of shares No. 12	11 August 2022	330,960	$0.2413	79,868
ATM issue of shares No. 13	12 August 2022	1,247,440	$0.2469	308,050
ATM issue of shares No. 14	12 September 2022	651,030	$0.2211	143,964
ATM issue of shares No. 15	13 September 2022	28,350	$0.2187	6,200
Scientific Advisory Board issue	14 September 2022	60,000	$0.2100	12,600
ATM issue of shares No. 16	7 October 2022	736,760	$0.1789	131,797
ATM issue of shares No. 17	28 October 2022	12,296,180	$0.1865	2,293,288
Less: share issue transaction costs		—	$0.0000	(400,517)

Balance	31 December 2022	163,408,976		90,343,718

Share buy-back
There is no current on-market share buy-back.